UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2018

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (3.9%)
Domestic Bank (0.2%)
Citibank NA
1.56%, 3/22/18	$2,000	$2,000

International Banks (3.7%)
Bank of Montreal,
1.75%, 3/22/18	12,000	12,003
DZ Bank NY
1.60%, 3/22/18	10,000	10,000
Toronto Dominion Bank
1.52%, 3/22/18	10,000	9,999
		32,002
Total Certificates of Deposit (Cost $34,000)		34,002

Commercial Paper (a) (16.6%)
Automobiles (0.9%)
Toyota Credit Canada, Inc.,
1.61%, 3/22/18	5,000	4,989
1.86%, 4/24/18	3,000	2,989
		7,978
International Banks (15.7%)
Australia & New Zealand Bank
1.75%, 3/22/18	5,000	4,990
Banque et Caisse d’Epargne de l’Etat
1.89%, 6/14/18	10,000	9,934
Caisse Des Depots Et Consignations,
1.57%, 3/22/18 — 3/23/18	20,000	19,956
1.61%, 3/21/18	5,000	4,990
1.83%, 4/10/18	7,500	7,476
Canadian Imperial Bank of Commerce
1.71%, 3/22/18	15,000	14,969
Commonwealth Bank of Australia
1.71%, 3/20/18	15,000	14,968
DBS Bank Ltd.
1.53%, 3/15/18	7,000	6,986
DZ Bank AG Deutsche Zentral Genoss
1.64%, 3/22/18 (b)	5,000	4,989
Erste Abwicklungsanstalt
1.81%, 6/14/18	5,000	4,965
Federation Des Caisses
1.86%, 6/14/18	5,000	4,966
National Australia Bank Ltd.
1.87%, 6/14/18	5,000	4,967
Nationwide Building Soc
1.67%, 3/22/18	5,000	4,988
Suncorp-Metway Ltd.
1.82%, 6/14/18	5,000	4,964
Suncorp-Metway Ltd.
1.51%, 3/22/18	1,000	998
United Overseas Bank Ltd.,
1.58%, 3/22/18	5,000	4,989
1.59%, 3/26/18	7,000	6,983

1.73%, 3/21/18	7,000	6,985
		134,063
Total Commercial Paper (Cost $142,033)		142,041

Floating Rate Notes (c) (32.8%)
Automobiles (2.4%)
Toyota Motor Credit Corp.,
3 Month USD LIBOR + 0.10%, 1.70%, 6/18/18	5,000	5,002
1 Month USD LIBOR + 0.18%, 1.75%, 4/24/18	5,000	5,002
1 Month USD LIBOR + 0.21%, 1.78%, 3/23/18	2,000	2,001
3 Month USD LIBOR + 0.12%, 1.78%, 3/15/18	5,000	5,001
Toyota Motor Finance Netherlands BV, 1 Month USD LIBOR + 0.20%
1.77%, 4/24/18	4,000	4,002
		21,008
Diversified Financial Services (2.0%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.22%, 1.78%, 7/18/18	2,000	2,001
3 Month USD LIBOR + 0.12%, 1.82%, 6/25/18	5,000	5,003
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.19%, 1.75%, 2/26/18 (b)	3,000	3,001
1 Month USD LIBOR + 0.21%, 1.77%, 7/24/18 — 7/25/18 (b)	7,000	7,000
		17,005
Domestic Bank (0.6%)
ING US Funding LLC, 1 Month USD LIBOR + 0.18%
1.79%, 6/25/18	5,000	5,001

International Banks (27.8%)
ANZ New Zealand International Ltd., 1 Month USD LIBOR + 0.16%
1.72%, 3/22/18 (b)	10,000	10,003
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.15%, 1.71%, 3/23/18 — 4/20/18 (b)	11,000	11,003
3 Month USD LIBOR + 0.11%, 1.80%, 6/28/18	6,000	6,004
BNP Paribas SA,
1 Month USD LIBOR + 0.20%, 1.76%, 6/1/18	7,000	7,002
1 Month USD LIBOR + 0.18%, 1.79%, 7/25/18	2,000	2,000
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.15%, 1.71%, 3/23/18 (b)	3,000	3,001
1 Month USD LIBOR + 0.18%, 1.74%, 7/18/18 (b)	5,000	5,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.17%
1.73%, 4/20/18 (b)	5,000	5,002
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19%
1.76%, 4/27/18 (b)	5,000	5,002
Credit Suisse AG,
1 Month USD LIBOR + 0.20%, 1.76%, 5/17/18	10,000	10,003
1 Month USD LIBOR + 0.21%, 1.79%, 7/25/18	5,000	5,000
1 Month USD LIBOR + 0.21%, 1.80%, 7/24/18	5,000	5,001
DBS Bank Ltd.,
1 Month USD LIBOR + 0.12%, 1.68%, 5/17/18 — 5/18/18 (b)	8,000	8,001
1 Month USD LIBOR + 0.12%, 1.69%, 3/28/18 (b)	5,000	5,001
DZ Bank AG Deutsche Zentral Genoss, 1 Month USD LIBOR + 0.11%
1.68%, 2/28/18 (b)	3,000	3,000
HSBC Bank PLC, 1 Month USD LIBOR + 0.16%
1.72%, 8/10/18 (b)	5,000	4,999
Mizuho Bank Ltd.,
1.75%, 2/20/18 — 2/21/18	9,000	9,003

Oversea-Chinese Banking Corp., 1 Month USD LIBOR + 0.17%
1.73%, 7/17/18 (b)	5,000	5,000
Oversea-Chinese Banking Corp.,
1 Month USD LIBOR + 0.14%, 1.70%, 5/16/18 (b)	5,000	5,001
1 Month USD LIBOR + 0.15%, 1.71%, 5/18/18 (b)	5,000	5,001
3 Month USD LIBOR + 0.06%, 1.72%, 3/22/18 (b)	5,000	5,001
1 Month USD LIBOR + 0.16%, 1.72%, 7/24/18 (b)	5,000	5,000
3 Month USD LIBOR + 0.10%, 1.76%, 6/22/18 — 6/26/18 (b)	7,000	7,003
1 Month USD LIBOR + 0.17%, 1.77%, 7/26/18 (b)	2,000	2,000
Royal Bank of Canada,
3 Month USD LIBOR + 0.13%, 1.68%, 6/12/18	1,000	1,001
1 Month USD LIBOR + 0.14%, 1.70%, 4/26/18	3,000	3,001
1 Month USD LIBOR + 0.18%, 1.74%, 7/18/18	12,631	12,632
3 Month USD LIBOR + 0.10%, 1.79%, 6/26/18	3,000	3,002
3 Month USD LIBOR + 0.70%, 2.36%, 3/22/18	9,945	9,950
Sumitomo Mitsui Banking Corp.,
1.76%, 2/20/18 — 2/22/18	13,500	13,502
Sumitomo Mitsui Trust Bank Ltd., 1 Month USD LIBOR + 0.20%
1.76%, 5/17/18	5,000	5,001
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.12%, 1.68%, 4/24/18	5,000	5,001
1 Month USD LIBOR + 0.17%, 1.73%, 8/24/18	7,000	6,999
1 Month USD LIBOR + 0.18%, 1.79%, 8/24/18	5,000	5,000
Toronto Dominion Bank,
1 Month USD LIBOR + 0.16%, 1.72%, 5/23/18 (b)	5,000	5,001
1 Month USD LIBOR + 0.17%, 1.73%, 7/25/18 (b)	2,000	2,000
1.74%, 8/16/18 (b)	10,000	10,000
1 Month USD LIBOR + 0.17%, 1.76%, 7/24/18 (b)	13,000	13,000
U.S. Bank NA
1.70%, 7/23/18	3,000	3,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.19%
1.75%, 8/20/18 (b)	1,678	1,678
		237,799
Total Floating Rate Notes (Cost $280,760)		280,813

Repurchase Agreements (31.2%)
ABN Amro Securities LLC, (1.52%, dated 1/31/18, due 2/1/18; proceeds $10,000; fully collateralized by various Corporate Bonds, 1.40% - 8.25% due 4/30/18 - 4/26/47; valued at $10,500)	10,000	10,000
BMO Capital Markets Corp., (1.52%, dated 1/31/18, due 2/1/18; proceeds $13,001; fully collateralized by various Corporate Bonds, 1.90% - 3.90% due 1/22/19 - 8/14/27; valued at $13,650)	13,000	13,000
BNP Paribas Prime Brokerage, Inc., (1.65%, dated 1/31/18, due 2/1/18; proceeds $28,001; fully collateralized by various Corporate Bonds, 3.88% - 12.75% due 5/1/19 - 11/15/25; valued at $29,682)	28,000	28,000
BNP Paribas Prime Brokerage, Inc., (2.12% (c), dated 1/25/18, due 10/25/18; proceeds $5,080; fully collateralized by various Corporate Bonds, 6.00% - 10.00% due 23/6/15 - 11/15/29; valued at $5,351) (Demand 5/1/18)	5,000	5,000
Citigroup Global Markets, Inc., (1.57%, dated 1/31/18, due 2/1/18; proceeds $12,001; fully collateralized by various Common Stocks; valued at $12,600)	12,000	12,000
HSBC Securities USA, Inc., (1.52%, dated 1/31/18, due 2/1/18; proceeds $22,001; fully collateralized by various Corporate Bonds, 4.13% - 7.75% due 7/25/28 - 5/14/38; valued at $23,102)	22,000	22,000
HSBC Securities USA, Inc., (1.62%, dated 1/31/18, due 2/1/18; proceeds $12,001; fully collateralized by various Corporate Bonds, 5.75% - 9.50% due 11/15/21 - 3/1/27; valued at $12,722)	12,000	12,000

ING Financial Markets LLC, (1.52%, dated 1/31/18, due 2/1/18; proceeds $5,000; fully collateralized by various U.S. Government agency securities, 2.50% - 7.00% due 5/1/27 - 9/1/36 and various Corporate Bonds, 2.10% - 4.67% due 7/30/20 - 3/15/55; valued at $5,180)	5,000	5,000
ING Financial Markets LLC, (1.65%, dated 1/31/18, due 2/1/18; proceeds $6,000; fully collateralized by various Corporate Bonds, 6.00% due 4/15/23 - 1/15/43; valued at $6,360)	6,000	6,000
JP Morgan Securities LLC, (1.67%, dated 1/22/18, due 2/22/18; proceeds $10,014; fully collateralized by various Common Stocks; valued at $10,505) (Demand 2/7/18)	10,000	10,000
JP Morgan Securities LLC, (2.07% (c), dated 10/17/17, due 7/16/18; proceeds $12,187; fully collateralized by various Corporate Bonds, 4.88% - 8.88% due 5/15/20 - 1/15/28; valued at $12,724) (Demand 5/1/18)	12,000	12,000
Mizuho Securities USA, Inc., (1.52%, dated 1/31/18, due 2/1/18; proceeds $17,001; fully collateralized by various Common Stocks; valued at $17,850)	17,000	17,000
Scotia Capital USA, Inc., (1.62%, dated 1/31/18, due 2/1/18; proceeds $42,002; fully collateralized by various Corporate Bonds, 2.38% - 8.75% due 3/15/18 - 9/15/24; valued at $44,521)	42,000	42,000
SG Americas Securities, (1.59%, dated 1/31/18, due 2/1/18; proceeds $42,002; fully collateralized by various Common Stocks; valued at $44,100)	42,000	42,000
Wells Fargo Securities LLC, (Interest in $1,600,000 joint repurchase agreement, 1.36% dated 1/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,060 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/48; valued at $1,652,180)	1,000	1,000
Wells Fargo Securities LLC, (1.57%, dated 1/31/18, due 2/1/18; proceeds $10,000; fully collateralized by various Common Stocks and a Preferred Stock; valued at $10,500)	10,000	10,000
Wells Fargo Securities LLC, (2.00%, dated 12/14/17, due 3/21/18; proceeds $10,054; fully collateralized by various Corporate Bonds, 6.25% - 11.25% due 9/1/19 - 11/6/33 (d); valued at $10,600)	10,000	10,000
Wells Fargo Securities LLC, (2.00%, dated 12/14/17, due 3/22/18; proceeds $10,054; fully collateralized by various Corporate Bonds, 4.55% - 7.75% due 8/15/20 - 7/15/26; valued at $10,600)	10,000	10,000
Total Repurchase Agreements (Cost $267,000)		267,000

Time Deposits (14.8%)
International Banks (14.8%)
Credit Agricole CIB (Grand Cayman)
1.33%, 2/1/18	33,000	33,000
DNB Bank ASA (New York Branch)
1.33%, 2/1/18	10,000	10,000
National Bank of Canada (Montreal Branch)
1.32%, 2/1/18	42,000	42,000
Natixis (Grand Cayman)
1.32%, 2/1/18	42,000	42,000
Total Time Deposits (Cost $127,000)		127,000
Total Investments (99.3%) (Cost $850,793) (e)(f)		850,856
Other Assets in Excess of Liabilities (0.7%)		5,834
Net Assets (100.0%)		$856,690

(a)	The rates shown are the effective yields at the date of purchase.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2018.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $79,000 and the aggregate gross unrealized depreciation is approximately $16,000, resulting in net unrealized appreciation of approximately $63,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	33.0%
Repurchase Agreements	31.4
Commercial Paper	16.7
Time Deposits	14.9
Other*	4.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (5.0%)
Domestic Bank (0.4%)
Citibank NA
1.56%, 3/22/18	$21,000	$20,999

International Banks (4.6%)
Bank of Montreal
1.75%, 3/22/18	48,000	48,014
Bank of Montreal
1.57%, 3/22/18	45,000	45,001
DZ Bank NY
1.60%, 3/22/18	75,000	74,998
Toronto Dominion Bank
1.52%, 3/22/18	105,000	104,988
		273,001
Total Certificates of Deposit (Cost $294,000)		294,000

Commercial Paper (a) (16.4%)
Automobiles (0.2%)
Toyota Credit Canada, Inc.
1.86%, 4/24/18	10,000	9,961

International Banks (16.2%)
Australia & New Zealand Bank
1.75%, 3/22/18	45,000	44,908
Banque Et Caisse
1.79%, 4/11/18	44,000	43,862
Banque et Caisse d’Epargne de l’Etat
1.89%, 6/14/18	40,000	39,737
Caisse Des Depots Et Consignations,
1.57%, 3/22/18 — 3/23/18	65,000	64,859
1.61%, 3/21/18	45,000	44,906
1.83%, 4/10/18	44,000	43,861
Canadian Imperial Bank of Commerce
1.71%, 3/22/18	45,000	44,908
Commonwealth Bank of Australia
1.71%, 3/20/18	75,000	74,838
DBS Bank Ltd.
1.53%, 3/15/18	68,000	67,869
DZ Bank AG Deutsche Zentral Genoss
1.64%, 3/22/18 (b)	45,000	44,902
Erste Abwicklungsanstalt
1.81%, 6/14/18	45,000	44,689
Federation Des Caisses,
1.86%, 6/14/18	95,000	94,356
National Australia Bank Ltd.
1.87%, 6/14/18	45,000	44,700
Nationwide Building Soc
1.67%, 3/22/18	45,000	44,895
Suncorp-Metway Ltd.
1.82%, 6/14/18	60,000	59,569
Suncorp-Metway Ltd.
1.51%, 3/22/18	10,000	9,976
United Overseas Bank Ltd.,
1.58%, 3/22/18	50,000	49,888
1.59%, 3/26/18	43,000	42,895

1.73%, 3/21/18	43,000	42,906
		948,524
Total Commercial Paper (Cost $958,461)		958,485

Floating Rate Notes (c) (32.5%)
Automobiles (3.0%)
Toyota Finance Australia Ltd.
1 Month USD LIBOR + 0.20%, 1.76%, 2/14/18	25,000	25,009
Toyota Motor Credit Corp.,
3 Month USD LIBOR + 0.10%, 1.70%, 6/18/18	45,000	45,022
1 Month USD LIBOR + 0.21%, 1.78%, 3/23/18	45,000	45,017
3 Month USD LIBOR + 0.12%, 1.78%, 3/15/18	40,000	40,013
Toyota Motor Finance Netherlands BV
1 Month USD LIBOR + 0.20%, 1.77%, 2/28/18	20,000	20,008
		175,069
Diversified Financial Services (2.4%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.22%, 1.78%, 7/18/18	20,000	20,004
3 Month USD LIBOR + 0.12%, 1.82%, 6/25/18 — 6/26/18	70,000	70,047
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.19%, 1.75%, 2/26/18 (b)	10,000	10,002
1 Month USD LIBOR + 0.21%, 1.77%, 7/24/18 — 7/25/18 (b)	40,000	40,001
		140,054
Domestic Banks (1.3%)
ING US Funding LLC
1 Month USD LIBOR + 0.18%, 1.79%, 2/26/18	55,000	55,015
U.S. Bank NA
1.70%, 2/23/18	22,000	21,999
		77,014
International Banks (25.8%)
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.15%, 1.71%, 3/23/18 — 4/20/18 (b)	77,000	77,022
3 Month USD LIBOR + 0.11%, 1.80%, 6/28/18	94,000	94,061
BNP Paribas SA,
1 Month USD LIBOR + 0.20%, 1.76%, 6/1/18	43,000	43,012
1 Month USD LIBOR + 0.18%, 1.79%, 7/25/18	30,000	29,998
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.15%, 1.71%, 3/23/18 (b)	47,000	47,013
1 Month USD LIBOR + 0.18%, 1.74%, 7/18/18 (b)	45,000	44,998
Credit Suisse AG,
1 Month USD LIBOR + 0.20%, 1.76%, 5/17/18	25,000	25,008
1 Month USD LIBOR + 0.21%, 1.79%, 7/25/18	40,000	40,004
1 Month USD LIBOR + 0.21%, 1.80%, 7/24/18	75,000	75,008
DBS Bank Ltd.,
1.68%, 2/19/18 (b)	35,000	35,004
HSBC Bank PLC, 1 Month USD LIBOR + 0.16%
1.72%, 8/10/18 (b)	70,000	69,992
Mizuho Bank Ltd.,
1.75%, 2/20/18 — 2/21/18	66,000	66,023
Oversea-Chinese Banking Corp., 1 Month USD LIBOR + 0.17%
1.73%, 7/17/18 (b)	45,000	45,000
Oversea-Chinese Banking Corp.,
1 Month USD LIBOR + 0.14%, 1.70%, 5/16/18 (b)	20,000	20,003
1 Month USD LIBOR + 0.15%, 1.71%, 5/18/18 (b)	45,000	45,007
3 Month USD LIBOR + 0.06%, 1.72%, 3/22/18 (b)	45,000	45,012

1 Month USD LIBOR + 0.16%, 1.72%, 7/24/18 (b)	50,000	49,997
3 Month USD LIBOR + 0.10%, 1.76%, 6/22/18 — 6/26/18 (b)	58,000	58,024
1 Month USD LIBOR + 0.17%, 1.77%, 7/26/18 (b)	38,000	37,999
Royal Bank of Canada,
1 Month USD LIBOR + 0.14%, 1.70%, 4/26/18	27,000	27,007
3 Month USD LIBOR + 0.10%, 1.79%, 6/26/18	27,000	27,016
3 Month USD LIBOR + 0.70%, 2.36%, 3/22/18	2,320	2,321
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%
1.76%, 5/17/18	25,000	25,005
Sumitomo Mitsui Trust Bank Ltd., 1 Month USD LIBOR + 0.20%
1.76%, 5/17/18	20,000	20,004
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.12%, 1.68%, 4/24/18	45,000	45,010
1 Month USD LIBOR + 0.17%, 1.73%, 8/24/18	143,000	142,991
1 Month USD LIBOR + 0.18%, 1.79%, 8/24/18	70,000	69,999
Toronto Dominion Bank,
1 Month USD LIBOR + 0.16%, 1.72%, 5/23/18 (b)	45,000	45,010
1 Month USD LIBOR + 0.17%, 1.73%, 7/25/18 (b)	23,000	23,001
1.74%, 8/16/18 (b)	65,000	65,000
1 Month USD LIBOR + 0.17%, 1.76%, 7/24/18 (b)	75,000	75,000
		1,515,549
Total Floating Rate Notes (Cost $1,907,322)		1,907,686

Repurchase Agreements (26.2%)
ABN Amro Securities LLC, (1.52%, dated 1/31/18, due 2/1/18; proceeds $45,002; fully collateralized by various Corporate Bonds, 1.15% - 8.88% due 3/1/18 - 2/1/48; valued at $ 47,251)	45,000	45,000
BMO Capital Markets Corp., (1.52%, dated 1/31/18, due 2/1/18; proceeds $72,003; fully collateralized by various Corporate Bonds, 1.55% - 8.75% due 7/27/18 - 8/14/27 and by a U.S. Government agency security, 0.00% due 10/9/19; valued at $75,595)	72,000	72,000
BNP Paribas Prime Brokerage, Inc., (1.65%, dated 1/31/18, due 2/1/18; proceeds $170,008; fully collateralized by various Corporate Bonds, 3.88% - 11.25% due 8/1/18 - 4/1/45; valued at $180,183)	170,000	170,000
BNP Paribas Prime Brokerage, Inc., (2.12% (c), dated 1/25/18, due 10/25/18; proceeds $55,885; fully collateralized by various Corporate Bonds, 3.42% - 13.00% due 3/15/20 - 5/15/68 (d); valued at $59,164) (Demand 5/1/18)	55,000	55,000
Citigroup Global Markets, Inc., (1.57%, dated 1/31/18, due 2/1/18; proceeds $53,002; fully collateralized by various Common Stocks; valued at $55,650)	53,000	53,000
HSBC Securities USA, Inc., (1.52%, dated 1/31/18, due 2/1/18; proceeds $48,002; fully collateralized by various Corporate Bonds, 2.13% - 4.88% due 9/15/20 - 6/15/47; valued at $50,402)	48,000	48,000
HSBC Securities USA, Inc., (1.62%, dated 1/31/18, due 2/1/18; proceeds $133,006; fully collateralized by various Corporate Bonds, 2.00% - 12.00% due 2/15/20 - 8/15/26; valued at $140,981)	133,000	133,000
ING Financial Markets LLC, (1.52%, dated 1/31/18, due 2/1/18; proceeds $43,002; fully collateralized by various Corporate Bonds, 1.96% - 7.00% due 3/3/20 - 8/14/58; valued at $45,150)	43,000	43,000
ING Financial Markets LLC, (1.65%, dated 1/31/18, due 2/1/18; proceeds $44,002; fully collateralized by various Corporate Bonds, 2.95% - 9.50% due 5/15/19 - 6/1/36; valued at $46,660)	44,000	44,000
JP Morgan Securities LLC, (1.67%, dated 1/22/18, due 2/22/18; proceeds $90,129; fully collateralized by various Common Stocks; valued at $94,544) (Demand 2/7/18)	90,000	90,000
JP Morgan Securities LLC, (2.07% (c), dated 10/17/17, due 7/16/18; proceeds $73,124; fully collateralized by various Corporate Bonds, 4.63% - 13.00% due 5/22/18 - 4/1/45; valued at $76,322) (Demand 5/1/18)	72,000	72,000

Mizuho Securities USA, Inc., (1.52%, dated 1/31/18, due 2/1/18; proceeds $133,0006; fully collateralized by various Common Stocks and Preferred Stocks; valued at $139,650)	133,000	133,000
Scotia Capital USA, Inc., (1.62%, dated 1/31/18, due 2/1/18; proceeds $292,013; fully collateralized by various Corporate Bonds, 2.38% - 8.75% due 2/15/18 - 10/1/24; valued at $309,353)	292,000	292,000
Wells Fargo Securities LLC, (Interest in $1,600,000 joint repurchase agreement, 1.36% dated 1/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,060 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/48; valued at $1,652,180)	64,000	64,000
Wells Fargo Securities LLC, (1.57%, dated 1/31/18, due 2/1/18; proceeds $65,003; fully collateralized by various Common Stocks and Preferred Stocks; valued at $68,250)	65,000	65,000
Wells Fargo Securities LLC, (2.00%, dated 12/14/17, due 3/21/18; proceeds $80,431; fully collateralized by various Corporate Bonds, 3.75% - 10.00% due 3/1/18 - 3/1/42; valued at $84,730)	80,000	80,000
Wells Fargo Securities LLC, (2.00%, dated 12/14/17, due 3/22/18; proceeds $80,436; fully collateralized by various Corporate Bonds, 2.38% - 10.25% due 2/1/18 - 5/17/66 (d); valued at $84,783)	80,000	80,000
Total Repurchase Agreements (Cost $1,539,000)		1,539,000

Time Deposits (18.8%)
International Banks (18.8%)
Canadian Imperial Bank of Commerce
1.33%, 2/1/18	245,000	245,000
Credit Agricole CIB (Grand Cayman)
1.33%, 2/1/18	171,000	171,000
DNB Bank ASA (New York Branch)
1.33%, 2/1/18	132,000	132,000
National Bank of Canada (Montreal Branch)
1.32%, 2/1/18	293,000	293,000
Natixis (Grand Cayman)
1.32%, 2/1/18	258,000	258,000
Total Time Deposits (Cost $1,099,000)		1,099,000
Total Investments (98.9%) (Cost $5,797,783) (e)(f)		5,798,171
Other Assets in Excess of Liabilities (1.1%)		65,617
Net Assets (100.0%)		$5,863,788

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2018.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $503,000 and the aggregate gross unrealized depreciation is approximately $115,000, resulting in net unrealized appreciation of approximately $388,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	32.9%
Repurchase Agreements	26.5
Time Deposits	19.0
Commercial Paper	16.5
Certificates of Deposit	5.1
Total Investments	100.0%

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (57.8%)
ABN Amro Securities LLC, (Interest in $1,250,000 joint repurchase agreement, 1.35% dated 1/31/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,250,047 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/1/47; valued at $1,287,030)	$1,000,000	$1,000,000
Bank of America, (1.36%, dated 1/31/18, due 2/1/18; proceeds $147,006; fully collateralized by a U.S. Government agency security, 3.50% due 7/20/45; valued at $151,432)	147,000	147,000
Bank of Montreal, (1.25%, dated 11/7/17, due 3/29/18; proceeds $401,958; fully collateralized by various U.S. Government obligations, 1.63% - 3.88% due 2/15/26 - 11/15/46; valued at $408,078) (Demand 2/7/18)	400,000	400,000
Bank of Montreal, (1.30%, dated 11/28/17, due 2/26/18; proceeds $150,482; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 2/1/18 - 11/15/47; valued at $152,970) (Demand 2/7/18)	150,000	150,000
Bank of Nova Scotia, (1.33%, dated 12/14/17, due 3/22/18; proceeds $1,194,308; fully collateralized by various U.S. Government agency securities, 1.25% - 6.50% due 2/27/19 - 5/15/58; valued at $1,225,894) (Demand 2/7/18)	1,190,000	1,190,000
Bank of Nova Scotia, (1.38% (a), dated 9/14/17, due 3/15/18; proceeds $503,469; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 4/15/26 - 11/20/47 and a U.S. Government obligation, 1.50% due 8/15/26; valued at $515,324) (Demand 2/7/18)	500,000	500,000
BMO Capital Markets Corp., (1.34%, dated 1/31/18, due 2/1/18; proceeds $150,006; fully collateralized by various U.S. Government agency securities, 0.00% - 5.00% due 5/2/18 - 2/1/48; valued at $154,042)	150,000	150,000
BMO Harris Bank NA, (1.34%, dated 1/31/18, due 2/1/18; proceeds $100,004; fully collateralized by various U.S. Government agency securities, 2.00% - 2.21% due 1/1/26 - 8/1/31; valued at $102,984)	100,000	100,000
BNP Paribas, (Interest in $1,600,000 joint repurchase agreement, 1.33% dated 1/31/18 under which BNP Paribas, will repurchase the securities provided as collateral for $1,600,059 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/47; valued at $1,632,019)	1,600,000	1,600,000
BNP Paribas, (1.34%, dated 12/15/17, due 3/22/18; proceeds $602,166; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 8/5/19 - 12/20/47 and U.S. Government obligations, 1.25% - 2.75% due 3/31/19 - 2/15/46; valued at $617,610) (Demand 2/7/18)	600,000	600,000
BNP Paribas, (Interest in $250,000 joint repurchase agreement, 1.35% dated 1/31/18 under which BNP Paribas, will repurchase the securities provided as collateral for $250,009 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and a U.S. Government obligation with various maturities to 2/1/48; valued at $257,494)	250,000	250,000
Canadian Imperial Bank, (1.34%, dated 1/31/18, due 2/1/18; proceeds $150,006; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 6/20/44 - 1/1/48 and a U.S. Government obligation, 2.63% due 8/15/20; valued at $154,478)	150,000	150,000

Citibank NA, (1.33%, dated 1/25/18, due 2/1/18; proceeds $500,129; fully collateralized by various U.S. Government agency securities, 1.04% - 7.00% due 2/25/18 - 9/20/67 and U.S. Government obligations, 0.00% - 8.75% due 2/15/18 - 5/15/45; valued at $511,139)	500,000	500,000
Citigroup Global Markets, Inc., (1.31%, dated 1/25/18, due 2/1/18; proceeds $425,108; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 3/8/18 - 8/15/26; valued at $433,612)	425,000	425,000
Credit Agricole Corp., (Interest in $1,350,000 joint repurchase agreement, 1.33% dated 1/31/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,350,050 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/44; valued at $1,377,000)	1,260,000	1,260,000
Credit Agricole Corp., (Interest in $1,250,000 joint repurchase agreement, 1.35% dated 1/31/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,250,047 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 1/1/48; valued at $1,287,527)	1,175,000	1,175,000
Deutsche Bank Securities, Inc., (1.27%, dated 1/31/18, due 2/1/18; proceeds $150,005; fully collateralized by a U.S. Government obligation, 1.63% due 2/15/26; valued at $153,228)	150,000	150,000
Deutsche Bank Securities, Inc., (1.32%, dated 1/31/18, due 2/1/18; proceeds $100,004; fully collateralized by a U.S. Government obligation, 2.75% due 2/15/24; valued at $102,262)	100,000	100,000
Deutsche Bank Securities, Inc., (1.34%, dated 1/31/18, due 2/1/18; proceeds $100,004; fully collateralized by a U.S. Government obligation, 2.75% due 2/15/24; valued at $102,262)	100,000	100,000
Goldman Sachs & Co., (0.70%, dated 1/31/18, due 2/1/18; proceeds $450,009; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 3/1/18 - 8/15/47; valued at $459,120)	450,000	450,000
ING Financial Markets LLC, (1.32%, dated 1/30/18, due 2/6/18; proceeds $140,036; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 7/1/26 - 12/1/47; valued at $144,150)	140,000	140,000
ING Financial Markets LLC, (1.35%, dated 1/31/18, due 2/1/18; proceeds $200,045; fully collateralized by various U.S. Government obligations, 0.00% due 4/15/19 - 8/15/46; valued at $204,038)	200,037	200,037
ING Financial Markets LLC, (1.42%, dated 1/3/18, due 3/23/18; proceeds $200,623; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 3/1/27 - 6/1/47; valued at $205,950)	200,000	200,000
JP Morgan Securities LLC, (1.37%, dated 1/31/18, due 2/1/18; proceeds $400,015; fully collateralized by various U.S. Government obligations, 1.50% - 2.00% due 11/30/22 - 8/15/26; valued at $408,002)	400,000	400,000
JP Morgan Securities LLC, (1.37%, dated 1/31/18, due 2/1/18; proceeds $500,019; fully collateralized by various U.S. Government obligations, 1.38% - 2.00% due 6/30/23 - 6/30/24; valued at $510,004)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (1.25%, dated 1/31/18, due 2/1/18; proceeds $100,003; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 3/22/18 - 8/15/26; valued at $102,035)	100,000	100,000

Merrill Lynch Pierce Fenner & Smith, (1.34%, dated 12/14/17, due 3/22/18; proceeds $501,824; fully collateralized by various U.S. Government agency securities, 2.93% - 4.50% due 1/1/27 - 1/1/48; valued at $514,931) (Demand 2/7/18)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (1.34%, dated 1/31/18, due 2/1/18; proceeds $100,004; fully collateralized by a U.S. Government obligation, 1.18% due 10/31/19; valued at $102,357)	100,000	100,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000 joint repurchase agreement, 1.36% dated 1/31/18 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,015 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 1/1/48; valued at $412,000)	400,000	400,000
Merrill Lynch Pierce Fenner & Smith, (1.36%, dated 1/31/18, due 2/1/18; proceeds $486,893; fully collateralized by a U.S. Government obligation, 0.00% due 1/31/23; valued at $496,613)	486,875	486,875
Metlife Insurance Company, (1.36%, dated 1/31/18, due 2/1/18; proceeds $300,013; fully collateralized by various U.S. Government obligations, 0.00% due 2/28/18 - 5/31/19; valued at $313,655)	300,002	300,002
Mizuho Securities USA, Inc., (1.33%, dated 1/25/18, due 2/1/18; proceeds $350,091; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 12/1/23 - 2/1/57; valued at $360,626)	350,000	350,000
Natixis, (Interest in $2,200,000 joint repurchase agreement, 1.33% dated 1/31/18 under which Natixis, will repurchase the securities provided as collateral for $2,200,081 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45; valued at $2,244,000)	1,300,000	1,300,000
Natixis, (Interest in $2,200,000 joint repurchase agreement, 1.34% dated 1/31/18 under which Natixis, will repurchase the securities provided as collateral for $2,200,082 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations and U.S. Government obligations with various maturities to 1/20/48; valued at $2,253,657)	2,200,000	2,200,000
Nomura Securities, (1.33%, dated 1/25/18, due 2/1/18; proceeds $380,098; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 4/1/18 - 1/15/48 and U.S. Goverment obligations, 0.00% - 2.00% due 8/15/25 - 2/15/37; valued at $390,976)	380,000	380,000
Nomura Securities, (1.36%, dated 1/31/18, due 2/1/18; proceeds $1,621,061; fully collateralized by various U.S. Government agency securities, 2.12% - 9.00% due 4/1/18 - 5/1/56; valued at $1,669,174)	1,621,000	1,621,000
Norinchukin Bank, (1.35%, dated 11/29/17, due 2/28/18; proceeds $426,450; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $433,509)	425,000	425,000
Norinchukin Bank, (1.37%, dated 12/6/17, due 3/6/18; proceeds $501,713; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $510,010)	500,000	500,000
Norinchukin Bank, (1.39%, dated 12/12/17, due 3/12/18; proceeds $401,390; fully collateralized by a U.S. Government obligation, 1.13% due 1/15/21; valued at $408,000)	400,000	400,000
Prudential Legacy Insurance Company of New Jersey, (1.37%, dated 1/31/18, due 2/1/18; proceeds $727,316; fully collateralized by various U.S. Government obligations, 0.00% due 6/30/24 - 11/15/45; valued at $741,833)	727,288	727,288

RBC Capital Markets LLC, (1.25%, dated 11/13/17, due 2/12/18; proceeds $401,264; fully collateralized by various U.S. Government agency securities, 1.67% - 4.50% due 12/1/22 - 2/1/48; valued at $412,033) (Demand 2/7/18)	400,000	400,000
RBC Capital Markets LLC, (1.34%, dated 12/14/17, due 2/12/18; proceeds $1,939,322; fully collateralized by various U.S. Government agency securities, 1.67% - 8.00% due 7/1/21 - 2/1/48 and U.S. Goverment obligations, 0.00% - 6.25% due 3/29/18 - 5/15/30; valued at $1,988,659) (Demand 2/7/18)	1,935,000	1,935,000
RBC Capital Markets LLC, (1.34%, dated 12/15/17, due 2/9/18; proceeds $501,042; fully collateralized by various U.S. Government agency securities, 2.50% - 7.50% due 8/1/18 - 2/1/48; valued at $515,301) (Demand 2/7/18)	500,000	500,000
RBC Capital Markets LLC, (1.36%, dated 12/14/17, due 3/22/18; proceeds $301,111; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 7/1/42 - 2/1/48; valued at $308,636)	300,000	300,000
RBC Dominion Securities, (1.34%, dated 1/31/18, due 2/1/18; proceeds $25,001; fully collateralized by various U.S. Government obligations, 1.38% - 2.25% due 3/31/19 - 7/31/21; valued at $25,530)	25,000	25,000
Societe Generale, (1.40%, dated 12/20/17, due 3/22/18; proceeds $25,089; fully collateralized by various U.S. Government obligations, 0.75% - 8.75% due 2/15/19 - 4/15/32; valued at $25,509)	25,000	25,000
TD Securities USA LLC, (1.31%, dated 1/26/18, due 2/2/18; proceeds $75,019; fully collateralized by a U.S. Government obligation, 1.88% due 9/30/22; valued at $76,495)	75,000	75,000
TD Securities USA LLC, (1.33%, dated 1/26/18, due 2/2/18; proceeds $75,019; fully collateralized by a U.S. Government agency security, 4.00% due 9/1/47; valued at $77,248)	75,000	75,000
TD Securities USA LLC, (1.34%, dated 1/31/18, due 2/1/18; proceeds $100,004; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 10/1/45 - 8/1/47; valued at $103,023)	100,000	100,000
Wells Fargo Securities LLC, (Interest in $350,000 joint repurchase agreement, 1.35% dated 1/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $350,013 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/44; valued at $357,000)	100,000	100,000
Wells Fargo Securities LLC, (1.36%, dated 12/14/17, due 3/22/18; proceeds $818,017; fully collateralized by various U.S. Government agency securities, 2.94% - 3.50% due 12/1/32 - 2/1/48; valued at $839,823)	815,000	815,000
Wells Fargo Securities LLC, (Interest in $1,600,000 joint repurchase agreement, 1.36% dated 1/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,060 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/48; valued at $1,652,180)	1,535,000	1,535,000
Total Repurchase Agreements (Cost $27,512,202)		27,512,202

U.S. Agency Securities (42.0%)
Federal Farm Credit Bank,
1 Month USD LIBOR - 0.15%, 1.41%, 6/19/18 — 1/9/19 (a)	280,000	279,998
1 Month USD LIBOR - 0.14%, 1.42%, 3/8/19 (a)	100,000	99,996
3 Month USD LIBOR - 0.17%, 1.43%, 6/26/19 (a)	100,000	100,000
1 Month USD LIBOR - 0.14%, 1.43%, 6/28/18 (a)	50,000	50,000

1 Month USD LIBOR - 0.11%, 1.46%, 9/4/18 (a)	100,000	100,000
1 Month USD LIBOR - 0.10%, 1.47%, 8/30/19 (a)	180,000	179,991
1 Month USD LIBOR - 0.09%, 1.47%, 10/22/18 (a)	150,000	150,006
1 Month USD LIBOR - 0.08%, 1.47%, 11/9/18 — 11/12/19 (a)	370,000	369,993
1 Month USD LIBOR - 0.08%, 1.48%, 7/15/19 — 12/16/19 (a)	166,000	165,995
3 Month USD LIBOR + 0.05%, 1.48%, 10/18/19 (a)	100,000	99,966
1 Month USD LIBOR - 0.09%, 1.48%, 5/30/19 (a)	300,000	299,980
1 Month USD LIBOR - 0.07%, 1.49%, 4/18/19 — 12/18/19 (a)	390,000	389,991
1 Month USD LIBOR - 0.08%, 1.49%, 9/26/19 (a)	70,000	70,000
1 Month USD LIBOR - 0.06%, 1.50%, 4/3/19 — 12/26/19 (a)	300,830	300,855
1 Month USD LIBOR - 0.05%, 1.52%, 3/29/19 (a)	250,000	249,993
1 Month USD LIBOR - 0.02%, 1.54%, 4/20/18 (a)	98,000	97,999
1 Month USD LIBOR + 0.01%, 1.57%, 2/20/18 (a)	56,000	56,000
1 Month USD LIBOR + 0.03%, 1.59%, 7/5/18 (a)	145,000	145,000
1 Month USD LIBOR + 0.03%, 1.60%, 5/29/18 (a)	180,000	180,000
1 Month USD LIBOR + 0.11%, 1.68%, 8/29/18 (a)	140,000	140,000
Federal Home Loan Bank,
1.29%, 3/19/18 (b)	425,000	424,310
1.30%, 3/2/18 — 3/12/18 (b)	1,104,740	1,103,529
1.31%, 3/9/18 — 3/23/18 (b)	2,785,000	2,780,132
1.32%, 3/21/18 (b)	379,000	378,337
3 Month USD LIBOR - 0.17%, 1.33%, 6/5/18 (a)	390,000	389,993
1.33%, 3/15/18 — 3/16/18 (b)	1,082,757	1,081,050
3 Month USD LIBOR - 0.17%, 1.37%, 3/9/18 (a)	55,000	55,000
3 Month USD LIBOR - 0.22%, 1.39%, 3/19/18 (a)	150,000	150,000
1 Month USD LIBOR - 0.16%, 1.40%, 4/25/18 (a)	250,000	249,995
1 Month USD LIBOR - 0.16%, 1.41%, 6/22/18 (a)	150,000	150,000
1 Month USD LIBOR - 0.15%, 1.42%, 4/20/18 — 10/26/18 (a)	417,300	417,298
1 Month USD LIBOR - 0.14%, 1.42%, 7/24/18 — 11/20/18 (a)	1,450,000	1,449,996
3 Month USD LIBOR - 0.18%, 1.42%, 3/16/18 (a)	150,000	150,006
3 Month USD LIBOR - 0.17%, 1.43%, 3/16/18 (a)	310,000	309,999
1 Month USD LIBOR - 0.13%, 1.43%, 2/25/19 (a)	315,000	315,000
1 Month USD LIBOR - 0.14%, 1.43%, 12/27/18 (a)	350,000	350,000
1 Month USD LIBOR - 0.13%, 1.44%, 8/27/18 — 11/20/18 (a)	300,000	299,992
1 Month USD LIBOR - 0.12%, 1.45%, 8/23/18 — 1/25/19 (a)	485,000	485,000
1 Month USD LIBOR - 0.11%, 1.45%, 10/22/18 (a)	630,000	630,000
1 Month USD LIBOR - 0.11%, 1.46%, 1/11/19 — 1/24/19 (a)	865,000	865,000
3 Month USD LIBOR - 0.22%, 1.46%, 3/26/18 (a)	200,000	200,000
1 Month USD LIBOR - 0.10%, 1.46%, 12/21/18 (a)	125,000	124,995
1 Month USD LIBOR - 0.09%, 1.47%, 11/8/18 (a)	200,000	200,000
1 Month USD LIBOR - 0.10%, 1.47%, 12/27/18 (a)	445,000	444,979
3 Month USD LIBOR - 0.22%, 1.47%, 3/29/18 (a)	325,000	325,000
1 Month USD LIBOR - 0.08%, 1.48%, 11/13/18 — 3/20/19 (a)	1,931,500	1,931,500
1 Month USD LIBOR - 0.07%, 1.49%, 2/25/19 (a)	303,600	303,639
1 Month USD LIBOR - 0.03%, 1.53%, 3/8/18 (a)	220,000	220,000
1 Month USD LIBOR + 0.10%, 1.66%, 2/5/18 (a)	250,000	250,000
Federal Home Loan Mortgage Corporation,
1.28%, 3/20/18 (b)	285,000	284,528
3 Month USD LIBOR + 0.02%, 1.54%, 3/8/18 (a)	95,000	95,000
Federal National Mortgage Association
1.33%, 3/21/18 (b)	71,429	71,302
Total U.S. Agency Securities (Cost $20,011,343)		20,011,343

U.S. Treasury Security (0.2%)
U.S. Treasury Note
3 Month Treasury Money Market Yield + 0.19%, 1.63%, 2/1/18 (a) (Cost $125,050)	125,000	125,050
Total Investments (100.0%) (Cost $47,648,595) (c)(d)		47,648,595
Liabilities in Excess of Other Assets (0.0%) (e)		(13,221)
Net Assets (100.0%)		$47,635,374

(a)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(e)	Amount is less than 0.05%.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	57.7%
U.S. Agency Securities	42.0
Other*	0.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (20.8%)
Federal Reserve Bank of New York, (1.25%, dated 1/31/18, due 2/1/18; proceeds $4,010,139; fully collateralized by various U.S. Government obligations, 1.63% - 3.50% due 5/15/20 - 11/15/46; valued at $4,007,723) (Cost $4,010,000)	$4,010,000	$4,010,000

U.S. Agency Securities (78.1%)
Federal Farm Credit Bank,
1.30%, 3/1/18 (a)	5,000	4,995
3 Month USD LIBOR - 0.19%, 1.38%, 6/13/19 (b)	75,000	74,944
1 Month USD LIBOR - 0.18%, 1.39%, 6/28/18 (b)	75,000	74,998
1 Month USD LIBOR - 0.15%, 1.41%, 6/19/18 (b)	20,000	19,999
1 Month USD LIBOR - 0.14%, 1.41%, 7/10/18 (b)	35,000	35,000
1 Month USD LIBOR - 0.14%, 1.42%, 3/8/19 (b)	77,000	76,997
3 Month USD LIBOR - 0.17%, 1.43%, 6/26/19 (b)	25,000	25,000
1 Month USD LIBOR - 0.14%, 1.43%, 6/28/18 (b)	25,000	25,000
1 Month USD LIBOR - 0.12%, 1.45%, 11/30/18 (b)	55,000	55,000
1 Month USD LIBOR - 0.11%, 1.46%, 9/4/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.09%, 1.46%, 2/7/18 (b)	200,000	200,000
1 Month USD LIBOR - 0.10%, 1.47%, 8/30/19 — 9/25/19 (b)	170,000	169,953
1 Month USD LIBOR - 0.08%, 1.47%, 11/9/18 — 11/12/19 (b)	175,000	174,994
1 Month USD LIBOR - 0.08%, 1.48%, 7/15/19 — 12/16/19 (b)	59,000	58,998
3 Month USD LIBOR + 0.05%, 1.48%, 10/18/19 (b)	56,700	56,681
1 Month USD LIBOR - 0.09%, 1.48%, 5/30/19 (b)	62,000	61,996
1 Month USD LIBOR - 0.07%, 1.49%, 4/18/19 — 12/18/19 (b)	265,000	264,997
1 Month USD LIBOR - 0.08%, 1.49%, 7/30/19 — 9/26/19 (b)	367,000	366,962
1 Month USD LIBOR - 0.06%, 1.50%, 12/26/19 (b)	150,000	149,995
3 Month USD LIBOR - 0.20%, 1.51%, 7/6/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.05%, 1.52%, 3/29/19 (b)	25,000	24,999
1 Month USD LIBOR + 0.01%, 1.57%, 2/20/18 (b)	23,000	23,000
1 Month USD LIBOR + 0.03%, 1.59%, 7/5/18 (b)	40,000	40,000
1 Month USD LIBOR + 0.07%, 1.63%, 10/22/18 (b)	25,000	25,029
1 Month USD LIBOR + 0.08%, 1.63%, 2/8/18 (b)	100,000	100,000
1 Month USD LIBOR + 0.09%, 1.65%, 5/25/18 (b)	11,500	11,508
1 Month USD LIBOR + 0.11%, 1.68%, 8/29/18 (b)	125,000	125,000
1 Month USD LIBOR + 0.18%, 1.74%, 2/25/19 (b)	40,700	40,813
1 Month USD LIBOR + 0.20%, 1.76%, 6/18/18 (b)	47,400	47,460
Federal Home Loan Bank,
1.28%, 2/2/18 — 3/20/18 (a)	1,325,597	1,325,388
1.29%, 2/7/18 — 3/19/18 (a)	786,700	786,460
1.30%, 3/2/18 — 3/12/18 (a)	970,000	968,798
1.31%, 2/9/18 — 3/21/18 (a)	2,957,000	2,954,804
1.32%, 2/20/18 — 3/23/18 (a)	2,073,000	2,070,113
3 Month USD LIBOR - 0.17%, 1.33%, 6/5/18 (b)	65,000	64,999
1.33%, 3/14/18 — 3/16/18 (a)	672,000	670,964
1.34%, 2/14/18 — 2/16/18 (a)	1,499,350	1,498,587
3 Month USD LIBOR - 0.17%, 1.37%, 3/9/18 (b)	45,000	45,000
3 Month USD LIBOR - 0.22%, 1.39%, 3/19/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.17%, 1.40%, 6/1/18 (b)	140,000	140,000
1 Month USD LIBOR - 0.16%, 1.40%, 4/25/18 (b)	120,000	119,998
1 Month USD LIBOR - 0.16%, 1.41%, 6/22/18 (b)	95,000	95,000
1 Month USD LIBOR - 0.15%, 1.41%, 4/19/18 (b)	21,000	21,001
1 Month USD LIBOR - 0.15%, 1.42%, 5/25/18 (b)	46,000	46,000
1 Month USD LIBOR - 0.14%, 1.42%, 7/24/18 — 10/19/18 (b)	290,000	289,994
3 Month USD LIBOR - 0.18%, 1.42%, 3/16/18 (b)	45,000	45,002
3 Month USD LIBOR - 0.17%, 1.43%, 3/16/18 (b)	165,000	165,000
1 Month USD LIBOR - 0.13%, 1.43%, 2/25/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.13%, 1.44%, 11/20/18 (b)	50,000	50,000

1 Month USD LIBOR - 0.11%, 1.45%, 10/22/18 (b)	200,000	200,000
1 Month USD LIBOR - 0.11%, 1.46%, 1/11/19 — 1/24/19 (b)	275,000	275,000
1 Month USD LIBOR - 0.09%, 1.47%, 11/8/18 (b)	50,000	50,000
3 Month USD LIBOR - 0.22%, 1.47%, 3/29/18 (b)	75,000	75,000
1 Month USD LIBOR - 0.08%, 1.48%, 11/13/18 — 3/20/19 (b)	432,000	432,000
1 Month USD LIBOR - 0.07%, 1.49%, 2/25/19 (b)	25,000	25,000
1 Month USD LIBOR + 0.10%, 1.66%, 2/5/18 (b)	91,100	91,100
Total U.S. Agency Securities (Cost $15,089,526)		15,089,526

U.S. Treasury Security (1.1%)
U.S. Treasury Bill,
1.28%, 2/1/18 (c) (Cost $206,000)	206,000	206,000
Total Investments (100.0%) (Cost $19,305,526) (d)(e)		19,305,526
Other Assets in Excess of Liabilities (0.0%) (f)		3,443
Net Assets (100.0%)		$19,308,969

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Rate shown is the yield to maturity at January 31, 2018.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	78.1%
Repurchase Agreements	20.8
Other*	1.1
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (52.3%)
Bank of Montreal, (1.25%, dated 11/7/17, due 3/29/18; proceeds $75,367; fully collateralized by various U.S. Government obligations, 0.00% - 2.88% due 3/15/18 - 11/15/46; valued at $76,471) (Demand 2/7/18)	$75,000	$75,000
Bank of Montreal, (1.25%, dated 11/14/17, due 2/13/18; proceeds $150,474; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 2/1/18 - 11/15/44; valued at $152,961) (Demand 2/7/18)	150,000	150,000
Bank of Montreal, (1.30%, dated 11/28/17, due 2/26/18; proceeds $135,434; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 2/1/18 - 8/15/45; valued at $137,730) (Demand 2/7/18)	135,000	135,000
Bank of Montreal, (1.35%, dated 1/9/18, due 3/22/18; proceeds $501,331; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 2/1/18 - 2/15/46; valued at $510,065) (Demand 2/7/18)	500,000	500,000
Bank of Montreal, (1.35%, dated 1/12/18, due 3/22/18; proceeds $501,323; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 1/31/19 - 2/15/47; valued at $510,059) (Demand 2/7/18)	500,000	500,000
Bank of Nova Scotia, (1.31%, dated 12/14/17, due 3/22/18; proceeds $1,053,744; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 4/15/18 - 11/15/43; valued at $1,070,753) (Demand 2/7/18)	1,050,000	1,050,000
BNP Paribas, (1.33%, dated 12/15/17, due 3/22/18; proceeds $752,688; fully collateralized by various U.S. Government obligations, 0.00% - 7.63% due 2/15/19 - 2/15/47; valued at $764,930) (Demand 2/7/18)	750,000	750,000
BNP Paribas, (1.39%, dated 1/24/18, due 6/14/18; proceeds $703,784; fully collateralized by various U.S. Government obligations, 0.00% - 7.63% due 8/31/18 - 11/15/45; valued at $713,948) (Demand 2/7/18)	700,000	700,000
Citigroup Global Markets, Inc., (1.31%, dated 1/25/18, due 2/1/18; proceeds $25,006; fully collateralized by various U.S. Government obligations, 1.25% - 2.25% due 12/15/18 - 1/31/24; valued at $25,473)	25,000	25,000
Credit Agricole Corp., (Interest in $1,350,000 joint repurchase agreement, 1.33% dated 1/31/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,350,050 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/44; valued at $1,377,000)	90,000	90,000
Deutsche Bank Securities, Inc., (1.27%, dated 1/31/18, due 2/1/18; proceeds $250,009; fully collateralized by various U.S. Government obligations, 0.00% - 2.25% due 2/8/18 - 10/31/24; valued at $254,707)	250,000	250,000
Goldman Sachs & Co., (0.70%, dated 1/31/18, due 2/1/18; proceeds $150,003; fully collateralized by various U.S. Government obligations, 0.00% - 1.13% due 2/1/18 - 2/15/46; valued at $153,406)	150,000	150,000
ING Financial Markets LLC, (1.34%, dated 12/15/17, due 3/22/18; proceeds $125,451; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 2/15/18 - 2/15/27; valued at $127,558)	125,000	125,000

Natixis, (Interest in $2,200,000 joint repurchase agreement, 1.33% dated 1/31/18 under which Natixis, will repurchase the securities provided as collateral for $2,200,081 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45; valued at $2,244,000)	900,000	900,000
Norinchukin Bank, (1.35%, dated 11/29/17, due 2/28/18; proceeds $75,256; fully collateralized by a U.S. Government obligation, 1.50% due 8/15/26; valued at $76,504)	75,000	75,000
Norinchukin Bank, (1.39%, dated 12/12/17, due 3/12/18; proceeds $100,348; fully collateralized by a U.S. Government obligation, 1.50% due 8/15/26; valued at $102,004)	100,000	100,000
Prudential Legacy Insurance Company of New Jersey, (1.37%, dated 1/31/18, due 2/1/18; proceeds $405,709; fully collateralized by various U.S. Government obligations, 0.00% due 5/15/27 - 11/15/45; valued at $413,808)	405,694	405,694
Societe Generale, (1.34%, dated 1/11/18, due 2/9/18; proceeds $150,162; fully collateralized by various U.S. Government obligations, 0.13% - 3.38% due 4/15/19 - 5/15/44; valued at $153,038) (Demand 2/7/18)	150,000	150,000
Societe Generale, (1.36%, dated 1/10/18, due 3/15/18; proceeds $751,813; fully collateralized by various U.S. Government obligations, 0.00% - 8.00% due 4/15/18 - 2/15/47; valued at $765,112) (Demand 2/7/18)	750,000	750,000
Societe Generale, (1.37%, dated 1/29/18, due 3/22/18; proceeds $500,989; fully collateralized by various U.S. Government obligations, 0.00% - 6.25% due 2/15/18 - 11/15/45; valued at $509,894) (Demand 2/7/18)	500,000	500,000
Societe Generale, (1.40%, dated 12/20/17, due 3/22/18; proceeds $50,179; fully collateralized by various U.S. Government obligations, 0.75% - 2.13% due 2/15/19 - 2/15/41; valued at $51,074)	50,000	50,000
Societe Generale, (1.40%, dated 1/3/18, due 3/22/18; proceeds $100,303; fully collateralized by various U.S. Government obligations, 1.38% - 3.38% due 5/31/20 - 5/15/44; valued at $101,974)	100,000	100,000
Wells Fargo Securities LLC, (1.34%, dated 12/14/17, due 3/22/18; proceeds $476,733; fully collateralized by various U.S. Government obligations, 0.75% - 2.38% due 10/31/18 - 1/31/23; valued at $484,792)	475,000	475,000
Wells Fargo Securities LLC, (Interest in $350,000 joint repurchase agreement, 1.35% dated 1/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $350,013 on 2/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/44; valued at $357,000)	250,000	250,000
Total Repurchase Agreements (Cost $8,255,694)		8,255,694

U.S. Treasury Securities (47.7%)
U.S. Treasury Bills,
1.12%, 3/29/18 (a)	100,000	99,814
1.21%, 3/29/18 (a)	98,000	97,819
1.34%, 3/15/18 (a)	279,000	278,570
1.38%, 3/22/18 (a)	1,122,000	1,119,932
1.65%, 7/26/18 (a)	140,000	138,903
U.S. Treasury Notes,
0.75%, 2/28/18	710,000	709,709
0.88%, 5/31/18	150,000	149,688
1.13%, 6/15/18	100,000	99,858
3 Month Treasury Money Market Yield + 0.05%, 1.48%, 10/31/19 (b)	271,780	271,845
3 Month Treasury Money Market Yield + 0.06%, 1.50%, 7/31/19 (b)	690,000	690,763
3 Month Treasury Money Market Yield + 0.07%, 1.51%, 4/30/19 (b)	600,000	600,695
3 Month Treasury Money Market Yield + 0.14%, 1.58%, 1/31/19 (b)	459,000	459,518

3 Month Treasury Money Market Yield + 0.17%, 1.61%, 7/31/18 — 10/31/18 (b)	511,000	511,379
3 Month Treasury Money Market Yield + 0.19%, 1.63%, 4/30/18 (b)	2,050,000	2,050,257
2.75%, 2/28/18	250,000	250,266
Total U.S. Treasury Securities (Cost $7,529,016)		7,529,016
Total Investments (100.0%) (Cost $15,784,710) (c)(d)		15,784,710
Other Assets in Excess of Liabilities (0.0%) (e)		932
Net Assets (100.0%)		$15,785,642

(a)	Rate shown is the yield to maturity at January 31, 2018.
(b)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(e)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	52.3%
U.S. Treasury Securities	47.7
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (98.7%)
U.S. Treasury Bills,
1.20%, 2/8/18 (a)(b)	$465,000	$464,893
1.22%, 3/29/18 (a)	689,000	687,721
1.24%, 2/1/18 (a)	200,000	200,000
1.31%, 2/15/18 — 2/22/18 (a)	854,000	853,517
1.31%, 3/1/18 — 3/8/18 (a)(b)	5,810,280	5,803,395
1.34%, 3/15/18 (a)	198,000	197,695
1.35%, 3/22/18 (a)	2,952,000	2,946,581
1.37%, 4/12/18 (a)(b)	900,000	897,638
1.64%, 7/26/18 (a)	315,000	312,536
U.S. Treasury Notes,
0.75%, 2/28/18	250,000	249,894
0.88%, 5/31/18	50,000	49,896
1.13%, 6/15/18	90,000	89,872
1.28%, 2/15/18	25,000	24,997
3 Month Treasury Money Market Yield + 0.05%, 1.48%, 10/31/19 (c)	151,780	151,814
3 Month Treasury Money Market Yield + 0.06%, 1.50%, 7/31/19 (c)	450,000	450,605
3 Month Treasury Money Market Yield + 0.07%, 1.51%, 4/30/19 (b)(c)	610,000	610,728
3 Month Treasury Money Market Yield + 0.07%, 1.51%, 4/30/19 (b)	100,000	100,147
3 Month Treasury Money Market Yield + 0.14%, 1.58%, 1/31/19 (c)	511,000	511,673
3 Month Treasury Money Market Yield + 0.17%, 1.61%, 7/31/18 — 10/31/18 (c)	1,824,331	1,825,862
3 Month Treasury Money Market Yield + 0.19%, 1.63%, 4/30/18 (c)	1,231,000	1,231,238
3.50%, 2/15/18	192,000	192,159
Total Investments (98.7%) (Cost $17,852,861) (d)(e)(f)		17,852,861
Other Assets in Excess of Liabilities (1.3%)		243,728
Net Assets (100.0%)		$18,096,589

(a)	Rate shown is the yield to maturity at January 31, 2018.
(b)	All or a portion of the security is subject to delayed delivery.
(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.9%)
Weekly Variable Rate Bonds (a) (67.1%)
Austin, TX, Water & Wastewater System Ser 2008
1.16%, 5/15/31	$3,200	$3,200
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
1.05%, 6/1/41	6,380	6,380
Colorado Springs, CO,
Utilities System Sub Lien Ser 2005 A
1.15%, 11/1/35	1,935	1,935
Utilities System Sub Lien Ser 2008 A
1.13%, 11/1/38	5,250	5,250
Columbia, SC, Waterworks & Sewer System Ser 2009
1.16%, 2/1/38	2,100	2,100
Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B
1.12%, 10/1/40	1,000	1,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A
1.15%, 4/1/38	1,000	1,000
District of Columbia Water & Sewer Authority,
Public Utility SE
1.12%, 10/1/50	2,735	2,735
Public Utility Ser 2014 B-2
1.16%, 10/1/50	4,000	4,000
Emery County, UT, Pacificorp Ser 1994
1.12%, 11/1/24	12,000	12,000
Gainesville, FL,
Utilities System 2007 Ser A
1.07%, 10/1/36	1,200	1,200
Utilities System 2008 Ser B
1.08%, 10/1/38	1,000	1,000
Utilities System 2012 Ser B
1.07%, 10/1/42	6,800	6,800
Houston, TX,
Combined Utility System First Lien Ser 2004 B-2
1.16%, 5/15/34	5,290	5,290
Combined Utility System First Lien Ser 2004 B-5
1.16%, 5/15/34	6,400	6,400
Indiana Finance Authority, Trinity Health Ser 2008 D-1
1.13%, 12/1/34	1,000	1,000
King County, WA, Junior Lein Sewer Ser 2001 B
1.07%, 1/1/32	4,450	4,450
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-3
1.06%, 1/1/39	1,000	1,000
Massachusetts Water Resources Authority,
Gen Ser 2008 A-3
1.06%, 8/1/37	5,250	5,250
Multi-Model Sub 1999 Ser B
1.08%, 8/1/28	4,000	4,000
Metropolitan Transportation Authority, NY, Transportation Ser 2005 E Subser E-3
1.16%, 11/1/35	2,000	2,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2
1.15%, 10/1/39	5,000	5,000

Nassau County Interim Finance Authority, NY,
Sales Tax Ser 2008 A
1.08%, 11/15/25	5,100	5,100
Sales Tax Ser 2008 B
1.07%, 11/15/21	4,900	4,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
1.07%, 2/1/35	1,700	1,700
New York City, NY, Fiscal 2012 Subser G-3
1.10%, 4/1/42	3,500	3,500
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co., Ser 2005 Subser A-2
1.07%, 5/1/39	7,600	7,600
New York State Housing Finance Agency,
10 Barclay Street 2004 Ser A
1.07%, 11/15/37	6,000	6,000
625 West 57th Street Ser 2015 A-1
1.10%, 5/1/49	4,000	4,000
North Texas Tollway Authority, TX, Ser 2009 D
1.09%, 1/1/49	1,600	1,600
Ohio State University, General Receipts Ser 2010 E
1.04%, 6/1/35	6,095	6,095
Orlando Utilities Commission, FL,
Utility System Ser 2008-1
1.04%, 10/1/33	5,000	5,000
Utility System Ser 2015-B
1.04%, 10/1/39	4,000	4,000
Texas, Veterans Ser 2015 B
1.07%, 6/1/46	9,700	9,700
Texas Transportation Commission,
Mobility Fund Ser 2006-B
1.05%, 4/1/36	1,425	1,425
State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1
1.07%, 4/1/32	1,000	1,000
Triborough Bridge & Tunnel Authority, NY, Ser 2005 A
1.05%, 11/1/35	3,025	3,025
Utah County, UT, IHC Health Services, Inc. Window Ser 2014 B
1.08%, 5/15/49	8,100	8,100
Utah Water Finance Agency, Ser 2008 B
1.13%, 10/1/37	6,345	6,345
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs
1.11%, 6/1/23	7,000	7,000
		169,080
Daily Variable Rate Bonds (a) (29.6%)
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1
1.10%, 12/1/24	4,000	4,000
Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-5
0.98%, 10/1/40	9,000	9,000
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012
1.01%, 11/1/42 (b)	12,000	12,000
Mississippi Business Finance Corporation,
Chevron USA Ser 2010 G
0.96%, 11/1/35	8,900	8,900
Chevron USA Ser 2010 I
0.96%, 11/1/35	3,000	3,000
New York City Municipal Water Finance Authority, NY,
Second General Fiscal 2006 Ser AA-1B
0.98%, 6/15/32	2,100	2,100
Second General Fiscal 2012 Ser A-2
0.95%, 6/15/44	3,000	3,000

Second General Resolution Fiscal 2009 Ser BB Subser BB-1
1.05%, 6/15/39	5,000	5,000
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5
1.07%, 5/1/34	9,800	9,800
New York City, NY, Fiscal 2008 Ser J Subser J-3
1.07%, 8/1/23	8,800	8,800
Triborough Bridge & Tunnel Authority, NY,
Ser 2002 F
1.04%, 11/1/32	2,585	2,585
Subser 2003 B-1
1.05%, 1/1/33	6,500	6,500
		74,685
Municipal Bonds & Notes (2.2%)
Columbia, SC, Waterworks & Sewer System Ser 2011 A
3.00%, 2/1/18	120	120
Columbus, OH, Ser 2014 A
5.00%, 2/15/18	350	351
Commonwealth of Massachusetts, Series A
3 Month USD LIBOR x 0.67% + 0.46%, 1.38%, 11/1/18 (a)	1,000	1,000
Metropolitan Transportation Authority, NY, Bond Anticipation Notes Ser 2017 B-2
2.00%, 2/1/18	325	325
Nassau County, NY, Tax Anticipation Notes, Ser 2017 A
2.50%, 3/15/18	1,500	1,502
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2015 Ser E-1
5.00%, 2/1/18	445	445
New York City, NY, Fiscal 2013 Ser F Subser F-1
5.00%, 3/1/18	260	261
New York State Dormitory Authority, Sales Tax Revenue Ser 2015 B-A
5.00%, 3/15/18	400	402
Omaha Public Power District, NE, Ser 2008 A (Pre-Refunded)
5.50%, 2/1/39	300	300
San Antonio, TX, Electric & Gas Systems Refunding Bonds, Ser 20
5.00%, 2/1/18	100	100
Texas Water Development Board, State Water Implementation Ser 2015 A
4.00%, 4/15/18	500	503
Washington State, Ser 2017 D
5.00%, 2/1/18	100	100
		5,409
Commercial Paper (1.0%)
Harris County, TX, Notes Ser B
1.35%, 2/8/18	1,150	1,150
San Antonio, TX, Electric & Gas Systems Ser B
1.33%, 2/15/18	1,300	1,300
		2,450
Total Investments (99.9%) (Cost $251,623) (c)(d)		251,624
Other Assets in Excess of Liabilities (0.1%)		347
Net Assets (100.0%)		$251,971

(a)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund engaged in cross-trade purchases of approximately $4,060,000.

(d)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $1,000.

BANs	Bond Anticipation Notes.
LIBOR	London Interbank Offered Rate.
PUTTERs	Puttable Tax-Exempt Receipts.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	67.2%
Daily Variable Rate Bonds	29.7
Other*	3.1
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$90,545	35.9%
Texas	35,668	14.2
Utah	26,445	10.5
Florida	18,000	7.1
District of Columbia	12,735	5.1
Mississippi	11,900	4.7
Massachusetts	11,250	4.5
Indiana	10,000	4.0
Colorado	7,185	2.8
Maryland	7,000	2.8
Ohio	6,446	2.6
California	6,380	2.5
Washington	4,550	1.8
South Carolina	2,220	0.9
Delaware	1,000	0.4
Nebraska	300	0.1
	$251,624	99.9%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2018 (unaudited)

Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2018.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$34,002	$—	$34,002
Commercial Paper	—	142,041	—	142,041
Floating Rate Notes	—	280,813	—	280,813
Repurchase Agreements	—	267,000	—	267,000
Time Deposits	—	127,000	—	127,000
Total Assets	$—	$850,856	$—	$850,856

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$294,000	$—	$294,000
Commercial Paper	—	958,485	—	958,485
Floating Rate Notes	—	1,907,686	—	1,907,686
Repurchase Agreements	—	1,539,000	—	1,539,000
Time Deposits	—	1,099,000	—	1,099,000
Total Assets	$—	$5,798,171	$—	$5,798,171

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$27,512,202	$—	$27,512,202
U.S. Agency Securities	—	20,011,343	—	20,011,343
U.S. Treasury Security	—	125,050	—	125,050
Total Assets	$—	$47,648,595	$—	$47,648,595

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$4,010,000	$—	$4,010,000
U.S. Agency Securities	—	15,089,526	—	15,089,526
U.S. Treasury Security	—	206,000	—	206,000
Total Assets	$—	$19,305,526	$—	$19,305,526

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$8,255,694	$—	$8,255,694
U.S. Treasury Securities	—	7,529,016	—	7,529,016
Total Assets	$—	$15,784,710	$—	$15,784,710

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$17,852,861	$—	$17,852,861
Total Assets	$—	$17,852,861	$—	$17,852,861

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$169,080	$—	$169,080
Daily Variable Rate Bonds	—	74,685	—	74,685
Municipal Bonds & Notes	—	5,409	—	5,409
Commercial Paper	—	2,450	—	2,450
Total Assets	$—	$251,624	$—	$251,624

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. As of January 31, 2018, the Funds did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2018